Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Creation Date	Aug. 14, 2025
Document Effective Date	Aug. 14, 2025
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Series Fund
Entity Central Index Key	0001497778
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
First Trust WCM Focused Global Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, the Fund’s prospectus and statement of additional information are revised as follows:

1.	Footnote two (2) to the Fee Table in the section entitled “Summary Information – Fees and Expenses of the Fund” in the Fund’s prospectus is replaced in its entirety with the following:

The Fund’s investment advisor has agreed to waive fees and reimburse expenses through March 1, 2027 so that Total Annual Fund Operating Expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses) do not exceed 1.05% of the average daily net assets of any class of Fund shares. Fees waived or expenses borne by the Fund’s investment advisor and sub-advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the First Trust Series Fund.

2.	The section entitled “Summary Information – Fees and Expenses of the Fund – Example” in the Fund’s prospectus is replaced in its entirety with the following:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s annual operating expenses (excluding interest expense, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) remain at current levels through March 1, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption			No redemption
Share Class	Investor	Institutional	Share Class	Investor	Institutional
1 Year	$ 132	$ 105	1 Year	$ 132	$ 105
3 Years	418	333	3 Years	418	333
5 Years	730	586	5 Years	730	586
10 Years	1,615	1,308	10 Years	1,615	1,308